Intangible Asset - Estimated annual amortization expense (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Intangible Asset
2021	¥ 586,919	$ 89,949
2022	586,919	89,949
2023	¥ 102,913	$ 15,773